Long-term investment (Qoros) (Schedule of changes of interest in Qoros) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Fair value loss on remaining 12% interest in Qoros	$ 0	$ 0	$ (235,218)
Payment of financial guarantee	0	0	(16,265)
Net gains/(losses) related to the changes of interest in Qoros	$ 0	$ 0	$ (251,483)